Nature of the business, Description (Details) $ in Thousands			3 Months Ended
	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Nature of the business [Abstract]
Investments accounted for using equity method			$ 275,572	$ 294,581
Chile TL4 [Member]
Nature of the business [Abstract]
Installed capacity | MW		63
Number of substations | Substation		2
Investments accounted for using equity method		$ 39,000	$ 8,000
Contract life			50 years
Italy PV 4 [Member]
Nature of the business [Abstract]
Installed capacity | MW	3.6
Investments accounted for using equity method	$ 3,700